Deferred compensation plans - Activity Related to MYPD Awards (Detail) - 12 months ended Mar. 31, 2015 - MYPD awards [Member] - ¥ / shares		Total
Outstanding
Outstanding (number of shares), Outstanding, Beginning	[1]	25,766,250
Outstanding (number of shares), Forfeited		(2,061,450)
Converted to SAR Plan B awards and NSUs, Outstanding (number of shares)	[2]	(23,704,800)
Outstanding (number of shares), Outstanding, Ending
Weighted Average grant date fair value per share
Weighted Average grant date fair value per share, Beginning		¥ 298
Converted to SAR Plan B awards and NSUs, Weighted Average grant date fair value per share		¥ 298
Weighted Average grant date fair value per share, Ending

[1]	Based on the probable number of SAR Plan B awards and NSUs which were expected to be issued on conversion of notional performance units at the end of the performance period.
[2]	Represents the actual number of SAR Plan B awards and NSUs which were granted on conversion of notional performance units during the year.